Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014
Property and Equipment
Total property and equipment	$ 973,958,000	$ 827,097,000		$ 1,037,471,000
Less accumulated depreciation	(170,322,000)	(114,775,000)		(213,888,000)
Total	803,636,000	712,322,000		823,583,000
Increase in gross total property and equipment	146,900,000
Fully depreciated assets written off	0	0
Cost of sales
Property and Equipment
Depreciation expense allocated	55,600,000	36,700,000	24,400,000
Selling, general and administrative expenses
Property and Equipment
Depreciation expense allocated	2,300,000	1,800,000	1,200,000
Buildings and improvements
Property and Equipment
Total property and equipment	601,900,000	498,984,000		653,547,000
Land
Property and Equipment
Total property and equipment	287,044,000	289,903,000		289,559,000
Fixtures and equipment
Property and Equipment
Total property and equipment	19,890,000	14,554,000		25,181,000
Construction in process
Property and Equipment
Total property and equipment	59,277,000	17,809,000		61,654,000
Construction in process | Propane storage facility in Albany, New York
Property and Equipment
Total		8,500,000
Construction in process | Gas stations
Property and Equipment
Total	2,200,000	7,600,000
Construction in process | Ethanol plant
Property and Equipment
Total	30,500,000			30,500,000
Construction in process | Crude oil activities
Property and Equipment
Total	26,600,000
Capitalized internal use software
Property and Equipment
Total property and equipment	$ 5,847,000	$ 5,847,000		$ 7,530,000